UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2004

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Whiteford Advisors, LLC
Address:    1010 Franklin Avenue, Suite 303
            Garden City, NY 11530
            (516) 747-5420

Form 13F File Number:    28-10691

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anthony M. Gallo, Jr.
Title:    Chief Financial Officer
Phone:    (516) 747-5420

Signature, Place, and Date of Signing:

    /s/Anthony M. Gallo, Jr.       Garden City, NY          May 13, 2004
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       41

Form 13F Information Table Value Total:       $163,564,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2   Column 3      Column 4          Column 5          Column 6  Column 7        Column 8
--------                     --------  ----------     ---------  -----------------------  --------  -------- -----------------------
                                                                                                                      Voting
                                                                  Shares                                             Authority
                               Title                     Value      or              Put/  Investment   Other  ----------------------
Name of Issuer               of Class     CUSIP        (x$1000)   PRN AMT  SH/PRN   Call  Discretion Managers    Sole    Shared None
--------------               --------  -----------     --------  --------  -------- ----  ---------- -------- ---------  ------ ----

APPLEBEES INTL INC            COM      037899101    4,128          100,000   SH             SOLE               100,000
AQUANTIVE INC                 COM      03839G105    1,440          150,000   SH             SOLE               150,000
BED BATH & BEYOND INC         COM      075896100    5,238          125,000   SH             SOLE               125,000
BJS WHOLESALE CLUB INC        COM      05548J106    3,818          150,000   SH             SOLE               150,000
BELO CORP                  COM SER A   080555105    3,470          125,000   SH             SOLE               125,000
BEST BUY INC                  COM      086516101    1,090            1,000   SH     CALL    SOLE
CAESARS ENTMT INC             COM      127687101    3,260          250,000   SH             SOLE               250,000
CARNIVAL CORP             PAIRED CTF   143658300    4,491          100,000   SH             SOLE               100,000
C D W CORP                    COM      12512N105    3,381           50,000   SH             SOLE                50,000
CHARMING SHOPPES INC          COM      161133103    2,727          350,000   SH             SOLE               350,000
CIRCUIT CITY STORE INC        COM      172737108      600            2,500   SH     CALL    SOLE
COCA COLA CO                  COM      191216100    5,030          100,000   SH             SOLE               100,000
CORVIS CORP                   COM      221009103      672          350,000   SH             SOLE               350,000
DOLLAR GEN CORP               COM      256669102    3,840          200,000   SH             SOLE               200,000
DISNEY WALT CO             COM DISNEY  254687106    4,998          200,000   SH             SOLE               200,000
DOLLAR TREE STORES INC        COM      256747106    4,320          140,000   SH             SOLE               140,000
FLEETBOSTON FINL CORP         COM      339030108    8,980          200,000   SH             SOLE               200,000
FOOT LOCKER INC               COM      344849104    7,740          300,000   SH             SOLE               300,000
GAP INC DEL                   COM      364760108    4,384          200,000   SH             SOLE               200,000
HILFIGER TOMMY CORP           ORD      G8915Z102    1,700          100,000   SH             SOLE               100,000
HOME DEPOT INC                COM      437076102    7,472          200,000   SH             SOLE               200,000
J P MORGAN CHASE & CO         COM      46625H100    9,439          225,000   SH             SOLE               225,000
KIMBERLY CLARK CORP           COM      494368103    7,888          125,000   SH             SOLE               125,000
K-SWISS INC                   CL A     482686102    3,671          150,000   SH             SOLE               150,000
K2 INC                        COM      482732104    2,805          175,000   SH             SOLE               175,000
LIBERTY MEDIA CORP NEW      COM SER A  530718105    3,285          300,000   SH             SOLE               300,000
LEAPFROG ENTERPRISES INC      CL A     52186N106      968           50,000   SH             SOLE                50,000
LIONS GATE ENTMNT CORP       COM NEW   535919203    1,588          254,000   SH             SOLE               254,000
MARRIOTT INTL INC NEW         CL A     571903202    8,510          200,000   SH             SOLE               200,000
NORTHWEST AIRLS CORP          COM      667280101    1,517          150,000   SH             SOLE               150,000
NEWS CORP LTD              SP ADR PFD  652487802    4,757          150,000   SH             SOLE               150,000
PENNEY JC INC                 COM      708160106      155            1,000   SH     CALL    SOLE
REVLON INC                    COM      761525500      277          100,000   SH             SOLE               100,000
RADIO ONE INC            CL D NON VTG  75040P405    2,775          150,000   SH             SOLE               150,000
ROSS STORES INC               COM      778296103    6,126          200,000   SH             SOLE               200,000
SIX FLAGS INC                 COM      83001P109    1,766          225,000   SH             SOLE               225,000
SOVEREIGN BANCORP INC         COM      845905108    3,749          175,000   SH             SOLE               175,000
STAPLES INC                   COM      855030102    6,330          250,000   SH             SOLE               250,000
TARGET CORP                   COM      87612E106    9,684          215,000   SH             SOLE               215,000
TIME WARNER INC               COM      887317105    3,372          200,000   SH             SOLE               200,000
UNITEDGLOBALCOM               CL A     913247508    2,123          250,000   SH             SOLE               250,000


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